Investee Companies and other investments (Schedule of Composition of Advances on Account of Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]
Disclosure of associates [line items]
Advances on account of investments		€ 8,000	€ 710
Total advances on account of investment	798	8,825
Manara Project [Member]
Disclosure of associates [line items]
Advances on account of investments	798	825
Talasol Project [Member]
Disclosure of associates [line items]
Advances on account Talasol Project		€ 8,000

[1]	Please refer to Note 2C for functional and presentation currency.